Stockholders' Deficit - Series A Units, Series B Units and Series C Units (Details) - USD ($)						3 Months Ended	12 Months Ended
	Mar. 27, 2025	Feb. 18, 2025	Jan. 30, 2025	Jan. 06, 2025	Jan. 02, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 20, 2025
Stockholders' Deficit
Series A units authorized							245,300	245,300
Series A units outstanding							245,300	245,300
Series A annum rate of return							8.00%	8.00%
Dividend payable							$ 427,766	$ 376,399
Series B units authorized							315,539,527	315,539,527
Series B units outstanding							9,906,827	9,906,827
Aggregate percentage of units outstanding							15.00%
Series C units authorized							1,748,264	1,748,264
Series C units issued							1,584,327	1,584,327
Series C units outstanding							1,584,327	1,584,327
Common stock, shares, issued						25,609,510	14,184,397
Common stock, shares, outstanding					18,732,670	25,609,510	14,184,397
Stock issued, shares	1,101,868	3,772,177	1,650,000	352,795		6,876,840
Common stock, par value (in dollars per share)						$ 0.0001	$ 0.0001
Settlement agreement | Silverback Capital Corporation
Stockholders' Deficit
Outstanding liabilities agreed to acquire									$ 8,230,977
Common stock, par value (in dollars per share)									$ 0.0001
Share price per share									$ 1.5
Liabilities acquired under settlement agreement	$ 1,378,303
Number of shares issued as a result of exchange of liabilities	918,868
Number of shares issued during the period for legal fee expense	150,000
Number of shares issued during the period for settlement fee expense	33,000
Number of shares issued as a result of liability exchanges, legal fee and settlement fee expense	1,101,868
ScanTech Identification Beam Systems LLC
Stockholders' Deficit
Series A units authorized							245,300
Series A units outstanding							245,300
Series A annum rate of return							8.00%
Dividend payable							$ 427,766
Series B units authorized							315,539,527	315,539,527
Series B units outstanding							9,906,827
Series C units authorized							2,514,764
Series C units issued							1,584,327
Series C units outstanding							1,584,327
Common stock, shares, outstanding					14,184,397
Mars
Stockholders' Deficit
Common stock, shares, outstanding					4,548,273
Series A units
Stockholders' Deficit
Conversion to shares (in units)							26,595
Series B Units
Stockholders' Deficit
Conversion to shares (in units)					1,438,755
Series C units
Stockholders' Deficit
Conversion to shares (in units)					160,287